Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 9 – RELATED PARTY TRANSACTIONS

Due to related party

At March 31, 2012 and December 31, 2011, due to related parties consisted of the following:

	March 31, 2012	December 31, 2011
Yushan Wei (controlling person of the Company’s majority shareholder and chief executive officer)	$3,941,320	$3,479,595
Yufeng Wei (Chief operating officer)	1,172,393	1,228,606
Dore Perler (Director)	625	4,375
Megan Penick (Director)	625	4,375
Li Changhua (Director)	-	9,375
Total	$5,114,963	$4,726,326

From time to time, the Company’s officers advanced funds to the Company for working capital purposes.  These advances are non-interest bearing, unsecured and payable on demand. The amounts due to each Director are due to timing differences in actual compensation payouts to the directors.

NOTE 10 – RELATED PARTY TRANSACTIONS

Due to related party

At December 31, 2011 and 2010, due to related parties consisted of the following:

	December 31, 2011	December 31, 2010
Yushan Wei (controlling person of the Company’s majority shareholder and chief executive officer)	$3,479,592	$4,222,574
Yufeng Wei (Chief operating officer)	1,228,606	-
Dore Perler (Director)	4,375	-
Megan Penick (Director)	4,375	-
Li Changhua (Director)	9,375	-
Total	$4,726,324	$4,222,574

From time to time, the Company’s officers advanced funds to the Company for working capital purposes.  These advances are non-interest bearing, unsecured and payable on demand. The amounts due to Director are due to timing difference in actual compensation payouts to the directors.